Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025		Jun. 30, 2024		Dec. 31, 2024
OPERATING ACTIVITIES
Net income (loss)	$ 6,810		$ (12,851)		$ 14,391	[1]	$ (5,413)	[1]
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation	29,372		27,748		58,135		55,490		$ 111,817
Impairment	0	$ 0	16,384	$ 0			16,384		16,384
Amortization of contract intangibles / liabilities					(2,244)
Amortization of deferred revenue					(234)		(234)
Amortization of deferred debt issuance cost	596		543		1,163		1,089
Drydocking expenditure					(7,592)		(58)
Income tax (benefit) expense	125		213		704		354
Income taxes paid					(52)		(23)
Unrealized (gain) loss on derivative instruments					7,345		1,251
Unrealized (gain) loss on foreign currency transactions					(598)		148
Net gain from sale of asset					(1,342)
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties					(255)		(436)
Decrease (increase) in inventories					(716)		(20)
Decrease (increase) in other current assets					(1,286)		(1,907)
Decrease (increase) in accrued revenue					(2,714)
Increase (decrease) in trade accounts payable					842		(4,636)
Increase (decrease) in accrued expenses					3,603		(5,058)
Increase (decrease) prepaid charter					(5,197)		1,887
Increase (decrease) in amounts due to related parties					4,027		1,754
Net cash provided by operating activities					67,980		60,572
INVESTING ACTIVITIES
Additions to vessel and equipment					(213)		(75)
Proceeds from asset swap (net cash)					1,040
Net cash used in investing activities					827		(75)
FINANCING ACTIVITIES
Proceeds from long-term debt							60,000
Repayments of long-term debt					(64,458)		(121,971)
Payment of debt issuance cost							(536)
Cash distributions					(5,203)		(5,203)
Net cash used in financing activities					(69,661)		(67,710)
Effect of exchange rate changes on cash					243		(89)
Net increase (decrease) in cash and cash equivalents					(611)		(7,302)
Cash and cash equivalents at the beginning of the period		$ 66,933		$ 63,921	66,933		63,921		63,921
Cash and cash equivalents at the end of the period	$ 66,322		$ 56,619		$ 66,322		$ 56,619		$ 66,933

[1]	Included in net income (loss) is interest paid amounting to $29.5 million and $33.6 million for the six months ended June 30, 2025 and 2024, respectively.